Subsequent Event SHARE PURCHASE AND CHANGE IN CONTROL (Tables)	12 Months Ended
Dec. 31, 2014
Subsequent Event [Line Items]
Business Acquisition, Pro Forma Information [Table Text Block]
SHARE PURCHASE AND CHANGE IN CONTROL
On October 26, 2014, Chiquita Brands International, Inc. ("CBII" or "Chiquita") entered into an Agreement and Plan of Merger ("Merger Agreement") with Cavendish Global Limited ("Parent"), a private limited company incorporated under the laws of England and Wales, and Cavendish Acquisition Corporation ("Merger Sub"). Parent and Merger Sub are affiliates of the Cutrale and Safra Groups. Under the Merger Agreement, a Tender Offer commenced for the purchase of all shares of CBII common stock for $14.50 per share. On January 6, 2015, Merger Sub accepted for payment 39,791,364 shares that were validly tendered (not including 1,748,335 shares tendered pursuant to notices of guaranteed delivery), which represented approximately 84.46% of the outstanding shares of CBII, which triggered a change in control. Because the Parent and affiliates did not own more than 90% of the shares of CBII as a result of the Tender Offer, the Top-Up Option under the Merger agreement was exercised on January 6, 2015, whereby 41,286,271 Top-Up shares were issued at $14.50 per share in exchange for a promissory note such that Parent and affiliates controlled at least 90% of the shares of CBII. Parent then completed a short-form merger in accordance with New Jersey law, converting each share issued and outstanding into the right to receive $14.50, except for shares owned by the Parent and affiliates. Shares of CBII were delisted from public trading on the New York Stock Exchange before market open on January 7, 2015. Immediately following the short-form merger, Merger Sub merged into CBII with CBII being the surviving entity. Any treasury shares were immediately canceled and the promissory note resulting from the Top-Up Option was eliminated. Following the merger, 1,000 shares of CBII stock remained outstanding and were held by Cavendish US Corporation, a Delaware corporation and wholly owned, indirect subsidiary of Parent. All required consents to the change in control under debt agreements, leases and other matters were obtained prior to January 6, 2015, the date of the change in control.
To complete the transaction, $746 million of cash was contributed by Cavendish US Corporation to Merger Sub, from which $683 million was paid to shareholders of Chiquita, $37 million was used to pay for previously unvested stock compensation that became vested upon change in control, and the remaining $26 million became part of CBII's cash balance when Merger Sub merged with CBII.